Intangible Assets - Disclosure of Detailed Information about Intangible Assets (Details) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ 17,287	$ 13,012	$ 14,699
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	217	201	536
Patents and Licences [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	1,037	919
Patents and Licences [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(820)	(718)
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	14,395	12,463	12,206
Brands [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	15,091	12,463
Brands [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(696)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	276	348	1,957
Software [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	15,729	15,788
Software [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(15,453)	(15,440)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	2,399
Goodwill [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	5,798
Goodwill [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ (3,399)